TD U.S. Government Portfolio (First Prospectus Summary) | TD U.S. Government Portfolio

TD U.S. Government Portfolio

Investment Objective

The TD U.S. Government Portfolio (formerly, the TDAM U.S. Government Portfolio) (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.11%	[1]
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	0.61%	[1]
[1]	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio's financial statements.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | Investor Class | USD ($)	62	195	340	762

Investment Strategies

The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. “Government security” means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, the U.S. Government Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized by government securities.

Principal Risks

Interest Rate Risk  — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Redemption Risk  — The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

You could lose money by investing in the U.S. Government Portfolio. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Performance

The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call TD Ameritrade at (800) 669-3900 or visit TDAM at www.tdassetmanagementusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio — Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.10% (for the quarter ended 12/31/07) and 0.00% (for the quarter ended 3/31/15), respectively.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16

Average Annual Total Returns		Label	1 Year	5 Years	10 Years
| | Investor Class	[1]	U.S. Government Portfolio — Investor Class	0.01%	0.01%	0.58%
[1]	As of 12/31/16, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.01%.